Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Miscellaneous Noncurrent Liabilities [Abstract]
Royalty payment obligations	$ 3,423	$ 3,148
Other employee benefit liabilities	2,581	2,554
Other Liabilities	6,004	5,702
Current portion of royalty payment obligations (note 7)	(3,308)	(3,043)
Current portion of other employee benefit liabilities (note 7)	(2,495)	(2,374)
Other non-current liabilities	$ 201	$ 285